Tax Financing Program - Schedule of Components of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal	R$ 213,299	R$ 308,197
Fines	12,742	24,183
Interest	392,057	556,397
Total	618,098	888,777	R$ 760,456
Tax on revenue (COFINS)
Debt Instrument [Line Items]
Principal	52,283	110,410
Interest	157,726	189,123
Total	210,009	299,533	358,115
Income Tax
Debt Instrument [Line Items]
Principal	9,453	23,450
Fines	179	1,891
Interest	39,239	42,944
Total	48,871	68,285	85,050
Tax on revenue (PIS)
Debt Instrument [Line Items]
Principal	45,719	52,247
Fines		273
Interest	35,930	37,434
Total	81,649	89,954	103,258
Social security (INSS - SAT)
Debt Instrument [Line Items]
Principal	1,092	3,334
Fines	1,416	1,828
Interest	2,476	3,288
Total	4,984	8,450	14,005
Social Contribution
Debt Instrument [Line Items]
Principal	823	4,418
Fines	392	792
Interest	11,427	12,129
Total	12,642	17,339	21,617
Tax on banking transactions (CPMF)
Debt Instrument [Line Items]
Principal	19,029	19,076
Fines	2,143	2,147
Interest	28,828	28,045
Total	50,000	49,268	48,780
PRT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	46,932	48,579
Fines	4,150	12,266
Interest	44,702	166,416
Total	95,784	227,261
PRT - Social Security - INSS
Debt Instrument [Line Items]
Principal		5,117
Interest		673
Total		5,790
PERT - Other Debts - RFB
Debt Instrument [Line Items]
Principal	7,031	7,494
Interest	1,256	5,487
Total	8,287	12,981
Other
Debt Instrument [Line Items]
Principal	30,937	34,072
Fines	4,462	4,986
Interest	70,473	70,858
Total	R$ 105,872	R$ 109,916	R$ 129,631